WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Warrants Abstract
SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS
Expected volatility	152.88%
Risk-free interest rate	4.03%
Expected dividend	—
Contractual life of the warrant	3 years